Fair values - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets at fair value:
Derivatives (Note 13)	€ 376	€ 46
Liabilities at fair value:
Derivatives (Note 13)	€ 66	€ 77